Debt (Tables) - Successor [Member]	1 Months Ended
Jun. 30, 2018
Schedule of Short Term Debt Obligations

The Company’s short-term debt obligations consist of the following (in thousands):

	Successor June 30, 2018	Predecessor December 31, 2017

Hana Loan	$50,000	$-
APICORP Loan	50,000	-
Less: unamortized Hana Loan origination fee	(420)	-
Fair value of embedded derivative	(418)	-
Other short-term borrowings	19,249	8,773
Short-term debt, net unamortized origination fee and excluding current installments	$118,411	$8,773

Schedule of Fair Value Assumption Embedded Conversion Features

The Company estimates the fair value of this embedded conversion feature using the Goldman Sachs convertible note model and the Black Derman Toy model with the following assumptions:

	At June 6, 2018	For the period ended June 30, 2018
Annual Dividend yield	0.0%	0.0%
Expected life (years)	0.53	0.46
Risk-free interest rate	2.1%	2.1%
Expected volatility	46.9%	46.7%

Schedule of Fair Value Assumption Embedded Conversion Feature Recurring Basis

The following table presents the changes in fair value of the embedded conversion feature measured at fair value on a recurring basis for the period ended June 30, 2018 (in thousands):

Balance June 7, 2018	$0
Issuance of embedded conversion feature	418
Change in fair value	62
Balance as of June 30, 2018	$480

Schedule of Long Term Debt Obligations

The Company’s long-term debt obligations consist of the following (in thousands):

	Successor	Predecessor
	June 30, 2018	December 31, 2017
$150,000 in senior notes under the Murabaha facility, interest at 6 months LIBOR plus 3.25% payable quarterly, principal due on May 28, 2025	$150,000	$150,000
Term Loan Ahli Bank	3,335	-
$60,000 NBO Loan	30,000	-
$20,000 NBO Loan	4,515	-
Less: unamortized debt issuance costs	(592)	(2,976)
Total – loans and borrowings	187,258	147,024
Less: current portion of long term borrowings	16,368
Long-term debt, net unamortized debt issuance costs and excluding current portion	$170,890	$147,024

Scheduled Principal Payments of Long Term Debt

The maturities schedule presented below has been adjusted for the amendment to the facility agreement. Scheduled principal payments of long-term debt for years subsequent to June 30, 2018 are as follows (in thousands):

2018	8,184
2019	18,989
2020	17,557
2021	11,861
2022	17,739
Thereafter	112,928
$187,258